Commitments and Contingent Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Commitments and conditional obligations [Abstract]
Contract amounts	$ 226,570	$ 203,019
ACL related to off-balance sheet credit	871	582
ACL related to off-balance sheet credit with corresponding provision expense (recovery)	289	(110)
Fixed Rate [Member]
Commitments and conditional obligations [Abstract]
Commitments and conditional obligations	$ 27	211
Maturity period	30 years
Fixed Rate [Member] | Minimum [Member]
Commitments and conditional obligations [Abstract]
Interest rate	4.75%
Fixed Rate [Member] | Maximum [Member]
Commitments and conditional obligations [Abstract]
Interest rate	6.13%
Variable Rate [Member]
Commitments and conditional obligations [Abstract]
Commitments and conditional obligations	$ 223,983	194,865
Standby Letters of Credit [Member]
Commitments and conditional obligations [Abstract]
Commitments and conditional obligations	$ 2,560	$ 7,943